INCOME TAXES - Schedule Of Principal Components Of The Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Less valuation allowance	$ (41,905)	$ (50,561)
PRC
Deferred tax assets
Provision for doubtful accounts	4,761	4,456
Accrued payroll and welfare	89	218
Prepaid expenses and other current assets	4,839	5,137
Accrued liabilities	2,424	3,019
Advertising fee	563	811
Employee education fee	19	18
Goodwill and intangible asset impairment	6,798	7,195
Net operating loss carry forwards	22,412	29,707
Total Deferred tax assets	41,905	50,561
Less valuation allowance	(41,905)	(50,561)
Deferred tax assets, net	$ 0	$ 0